Summary of Significant Accounting Policies - Amortization Period Of Intangible Assets (Tables) (Details)	12 Months Ended
Dec. 31, 2013
Trade name
Weighted average amortization periods of intangible assets
Weighted average amortization period	10 years
Favorable lease terms
Weighted average amortization periods of intangible assets
Weighted average amortization period	2 to 5 years
Port terminal operating rights
Weighted average amortization periods of intangible assets
Weighted average amortization period	20 to 25 years
Customers relationships
Weighted average amortization periods of intangible assets
Weighted average amortization period	20 years